Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2026 USD ($)
2027	$ 776,368
2028	803,171
2029	663,946
2030	577,058
2031	415,057
2032 and thereafter	3,030,045
Total	$ 6,265,645